6. Time Deposits (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Time Deposits [Line Items]
2021	$ 57,475
2022	19,235
2023	14,815
2024	10,926
2025 and thereafter	3,821
Total	$ 106,272